LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
LOANS PAYABLE
Schedule of loans payable

	December 31,	December 31,
	2024	2023
Balance as at beginning of the year	—	—
Promissory note issued	6,532	—
Interest on promissory note	617	—
Repayment of interest of promissory note	(454)	—
Repayment of promissory note	—	—
Effect of foreign currency exchange rate	(116)	—
Balance as at end of year	6,579	—